Financial Instruments - Summary of Level 3 Fair Value Were Equity Investments classified as Financial Assets at FVTOCI (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of investments in equity instruments designated at FVTOCI and at FVTPL
Beginning balance	$ 161,739.5
Ending balance	200,025.6	$ 161,739.5
Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at FVTOCI and at FVTPL
Beginning balance	20,849.6	6,282.1	$ 5,887.9
Additions	2,007.3	14,887.2	715.6
Recognized in profit or loss	(137.7)	12.3	0.0
Recognized in other comprehensive income or loss	(499.0)	262.4	(373.2)
Disposals and proceeds from return of capital of investments	(347.8)	(128.0)	(359.5)
Transfers out of level 3 (Note)	(164.9)	0.0	(139.8)
Effect of exchange rate changes	1,315.2	(466.4)	551.1
Ending balance	$ 23,022.7	$ 20,849.6	$ 6,282.1